INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 87.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 4.6%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                            60,000    $    961,200
Havas Advertising S.A.(2)                       261,000       2,420,206
Interpublic Group of Companies., Inc.            90,000       2,437,200
Omnicom Group, Inc.                              25,000       1,944,750
TMP Worldwide, Inc.(1)                           36,000       1,614,600
-----------------------------------------------------------------------
                                                           $  9,377,956
-----------------------------------------------------------------------
Aerospace and Defense -- 4.8%
-----------------------------------------------------------------------
General Dynamics Corp.                           40,000    $  3,158,400
Lockheed Martin Corp.                            60,000       2,391,600
Northrop Grumman Corp.                           20,000       1,640,000
United Technologies Corp.                        40,000       2,736,000
-----------------------------------------------------------------------
                                                           $  9,926,000
-----------------------------------------------------------------------
Air Freight & Couriers -- 1.9%
-----------------------------------------------------------------------
Expeditors International Wash Inc.               20,000    $  1,017,200
FedEx Corp.(1)                                   70,000       2,947,000
-----------------------------------------------------------------------
                                                           $  3,964,200
-----------------------------------------------------------------------
Biotechnology -- 2.6%
-----------------------------------------------------------------------
Amgen, Inc.(1)                                   58,000    $  3,729,400
Celgene Corp.(1)                                 60,000       1,668,600
-----------------------------------------------------------------------
                                                           $  5,398,000
-----------------------------------------------------------------------
Broadcasting -- 2.8%
-----------------------------------------------------------------------
Asahi National Broadcasting Co.(2)                  970    $  1,958,936
Clear Channel Communications, Inc.(1)            15,000         754,050
Pegasus Communications Corp.(1)                  75,000         862,500
Television Broadcasts Ltd.(2)                   640,000       2,194,956
-----------------------------------------------------------------------
                                                           $  5,770,442
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Rhapsody Ltd.-Musiclegal.Com(1)(3)                  750    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Cable -- 3.4%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         40,000    $    808,000
Comcast Corp., Class A(1)                       100,000       3,663,000
Cox Communications, Inc., Class A(1)             60,000       2,385,600
-----------------------------------------------------------------------
                                                           $  6,856,600
-----------------------------------------------------------------------
Chemicals -- 1.7%
-----------------------------------------------------------------------
Monsanto Co.                                    100,000    $  3,411,000
-----------------------------------------------------------------------
                                                           $  3,411,000
-----------------------------------------------------------------------
Commercial Services & Supplies -- 9.7%
-----------------------------------------------------------------------
Amadeus Global Travel Distribution S.A.(2)      336,000    $  2,578,062
Automatic Data Processing, Inc.                  30,000       1,552,800
DST Systems, Inc.(1)                             74,000       3,540,900
Nippon Broadcasting System(2)                   100,000       3,113,430
Secom Co., Ltd.(2)                               55,000       2,837,008
Sindo Ricoh Co.(1)(2)                           109,510       3,287,869
St. Ives PLC(2)                                 495,000       3,041,977
-----------------------------------------------------------------------
                                                           $ 19,952,046
-----------------------------------------------------------------------
Communications Equipment -- 1.2%
-----------------------------------------------------------------------
Alcatel S.A.(2)                                 164,000    $  2,536,062
-----------------------------------------------------------------------
                                                           $  2,536,062
-----------------------------------------------------------------------
Distributors -- 0.6%
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                         1,000,000    $  1,284,223
-----------------------------------------------------------------------
                                                           $  1,284,223
-----------------------------------------------------------------------
Diversified Financials -- 6.8%
-----------------------------------------------------------------------
Franklin Resources, Inc.                         55,000    $  2,256,650
Goldman Sachs Group, Inc.                        25,000       2,002,500
J.P. Morgan Chase & Co.                          36,000       1,418,400
Legg Mason, Inc.                                 40,000       1,788,400
Merrill Lynch & Co., Inc.                        48,000       2,476,800
Moody's Corp.                                    60,000       2,063,400
Waddell & Reed Financial, Inc., Class A          60,000       1,882,800
-----------------------------------------------------------------------
                                                           $ 13,888,950
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Diversified Telecommunication Services -- 8.1%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,238,000
British Telecommunications PLC(2)               520,000       3,184,294
Cable and Wireless PLC(2)                       546,250       2,631,642
Korea Telecom Corp. ADR                          73,427       1,526,547
Nippon Telegraph and Telephone Corp.(2)             500       2,271,962
SBC Communications, Inc.                         70,000       2,863,700
Sprint Corp. (FON Group)                         80,000       1,867,200
-----------------------------------------------------------------------
                                                           $ 16,583,345
-----------------------------------------------------------------------
Electric Utilities -- 3.0%
-----------------------------------------------------------------------
National Grid Group PLC(2)                      445,000    $  3,028,518
Red Electrica de Espana(2)                      330,000       3,111,031
-----------------------------------------------------------------------
                                                           $  6,139,549
-----------------------------------------------------------------------
Electrical Equipment -- 1.3%
-----------------------------------------------------------------------
ABB Ltd.(2)                                     260,000    $  2,695,996
-----------------------------------------------------------------------
                                                           $  2,695,996
-----------------------------------------------------------------------
Electronic Equipment & Instruments -- 3.0%
-----------------------------------------------------------------------
Meta4 NV(1)(2)                                  257,000    $    179,902
Sadot Research/Development Fund Ltd.(1)(2)    1,013,500         784,737
Sato Corp.(2)                                   110,000       2,693,538
Thermo Electron Corp.(1)                        110,000       2,383,700
-----------------------------------------------------------------------
                                                           $  6,041,877
-----------------------------------------------------------------------
Entertainment -- 1.9%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         68,000    $  2,539,800
TOHO Co., Ltd.(2)                                10,300       1,310,468
-----------------------------------------------------------------------
                                                           $  3,850,268
-----------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.0%
-----------------------------------------------------------------------
Novoste Corp.(1)                                 75,000    $  1,368,750
Olympus Optical, Co., Ltd.(2)                   190,000       2,701,952
-----------------------------------------------------------------------
                                                           $  4,070,702
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Health Care Providers & Services -- 0.8%
-----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                       27,000    $  1,691,550
-----------------------------------------------------------------------
                                                           $  1,691,550
-----------------------------------------------------------------------
Household Durables -- 3.8%
-----------------------------------------------------------------------
Humax Co., Ltd.(2)                              199,850    $  2,953,217
Nintendo Co., Ltd.(2)                            18,100       2,867,915
Pioneer Corp.(2)                                100,000       1,990,071
-----------------------------------------------------------------------
                                                           $  7,811,203
-----------------------------------------------------------------------
Insurance -- 0.7%
-----------------------------------------------------------------------
MGIC Investment Corp.                            20,000    $  1,398,000
-----------------------------------------------------------------------
                                                           $  1,398,000
-----------------------------------------------------------------------
IT Consulting & Services -- 4.2%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)(2)                   100,000    $  1,490,000
ARGO 21 Corp.(2)                                150,000       2,953,551
SunGard Data Systems, Inc.(1)                    70,000       1,655,500
Unilog S.A.(2)                                   35,100       2,423,520
-----------------------------------------------------------------------
                                                           $  8,522,571
-----------------------------------------------------------------------
Publishing -- 7.9%
-----------------------------------------------------------------------
Lagardere S.C.A.(2)                              55,500    $  2,603,481
Lee Enterprises, Inc.                            36,000       1,189,440
Pearson PLC(2)                                  300,363       4,271,396
Scholastic Corp.(1)                              88,000       3,425,840
South China Morning Post (Holdings) Ltd.(2)   3,260,000       1,880,842
Trinity Mirror PLC(2)                           500,000       2,884,061
-----------------------------------------------------------------------
                                                           $ 16,255,060
-----------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.3%
-----------------------------------------------------------------------
Infineon Technologies AG(2)                     114,000    $  2,689,391
Linear Technology Corp.                          36,000       1,478,880
Samsung Electronics(2)                           17,577       2,611,126
-----------------------------------------------------------------------
                                                           $  6,779,397
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Software -- 2.3%
-----------------------------------------------------------------------
Computer Associates International, Inc.          36,000    $  1,117,800
Intuit, Inc.(1)                                  36,000       1,360,080
Microsoft Corp.(1)                               40,000       2,282,000
-----------------------------------------------------------------------
                                                           $  4,759,880
-----------------------------------------------------------------------
Specialty Retail -- 1.4%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                            50,000    $  2,949,000
-----------------------------------------------------------------------
                                                           $  2,949,000
-----------------------------------------------------------------------
Wireless Telecommunications Services -- 4.1%
-----------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                 192,080    $  2,977,240
China Mobile (Hong Kong)(1)(2)                  580,000       1,810,711
Sprint Corp. (PCS Group)(1)                      60,000       1,498,800
Western Wireless Corp., Class A(1)               65,000       2,010,450
-----------------------------------------------------------------------
                                                           $  8,297,201
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $194,260,180)                          $180,211,078
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 13.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 3.65%,
9/7/01                                     $      6,004    $  6,000,347
American General Finance Corp., 3.70%,
9/4/01                                            6,003       6,001,149
CXC, Inc., 3.70%, 9/4/01                          6,004       6,002,149
Prudential Funding, 3.56%, 9/6/01                 8,695       8,690,701
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $26,694,346)                        $ 26,694,346
-----------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $220,954,526)                          $206,905,424
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                   $ (1,936,775)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $204,968,649
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   60.3%    $123,629,373
Japan                                           12.0%      24,698,831
United Kingdom                                   9.9%      20,326,111
France                                           4.9%       9,983,269
Republic of Korea                                4.3%       8,852,212
Hong Kong                                        2.9%       5,886,509
Spain                                            2.9%       5,868,995
Switzerland                                      1.3%       2,695,996
Germany                                          1.3%       2,689,391
Bermuda                                          0.7%       1,490,000
Israel                                           0.4%         784,737

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $220,954,526)                          $206,905,424
Cash                                            38,246
Foreign currency, at value (identified
   cost, $9,840)                                 9,279
Receivable for investments sold              4,188,670
Dividends receivable                           182,942
Prepaid expenses                                 2,094
------------------------------------------------------
TOTAL ASSETS                              $211,326,655
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,302,230
Payable to affiliate for Trustees' fees          2,861
Accrued expenses                                52,915
------------------------------------------------------
TOTAL LIABILITIES                         $  6,358,006
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $204,968,649
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $219,010,173
Net unrealized depreciation (computed on
   the basis of identified cost)           (14,041,524)
------------------------------------------------------
TOTAL                                     $204,968,649
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $162,446)                              $   1,659,539
Interest                                      1,512,700
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   3,172,239
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   2,002,068
Administration fee                              666,672
Trustees' fees and expenses                      21,495
Custodian fee                                   216,329
Legal and accounting services                    31,350
Amortization of organization expenses               239
Miscellaneous                                     8,039
-------------------------------------------------------
TOTAL EXPENSES                            $   2,946,192
-------------------------------------------------------

NET INVESTMENT INCOME                     $     226,047
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (49,120,326)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (666,972)
-------------------------------------------------------
NET REALIZED LOSS                         $ (49,787,298)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (59,821,727)
   Foreign currency and forward foreign
      currency exchange contracts                (3,418)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (59,825,145)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(109,612,443)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(109,386,396)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $       226,047  $      (307,580)
   Net realized gain (loss)                   (49,787,298)      24,269,529
   Net change in unrealized
      appreciation (depreciation)             (59,825,145)      24,653,217
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (109,386,396) $    48,615,166
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   121,367,133  $   251,844,764
   Withdrawals                               (141,623,470)     (63,110,419)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   (20,256,337) $   188,734,345
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (129,642,733) $   237,349,511
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   334,611,382  $    97,261,871
--------------------------------------------------------------------------
AT END OF YEAR                            $   204,968,649  $   334,611,382
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2001         2000         1999        1998        1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.11%        1.13%       1.36%       1.44%       1.48%
   Net investment income
      (loss)                          0.08%       (0.13)%     (0.38)%      0.01%      (0.04)%
Portfolio Turnover                     160%         173%        131%        157%        160%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $204,969     $334,611     $97,262     $53,556     $51,374
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 SIGNIFICANT ACCOUNTING POLICIES

   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at August 31, 2001.

 D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E OPTIONS ON FINANCIAL FUTURES -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H EXPENSE REDUCTION -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2001, $1,287 credit balances were used to reduce the Portfolio's custodian fee.

 I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J OTHER -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the adviser fee was 0.75% of average net assets for such period and amounted to $2,002,068. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the administration fee was 0.25% of average net assets for such period and amounted to $666,672. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $383,283,728 and $407,735,891 respectively, for the year ended August 31, 2001.

4 FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $220,954,526
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,838,061
    Gross unrealized depreciation              (23,887,163)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(14,049,102)
    ------------------------------------------------------

5 RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2001.

7 LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2001.

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INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

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EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND




INFORMATION AGE PORTFOLIO

OFFICERS

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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